Biological assets (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number R$ / shares	Dec. 31, 2022 BRL (R$) Number R$ / shares
IfrsStatementLineItems [Line Items]
Forests pledged as collateral for financing contingencies | R$	R$ 71,399	R$ 59,388
Weighted average price used in the valuation of biological assets | R$ / shares	R$ 76.22	R$ 54.12
Discount rate used in the valuation	8.10%	7.89%
Poultry [Member]
IfrsStatementLineItems [Line Items]
Estimated quantities of live animals	198,729	213,491
Pork [Member]
IfrsStatementLineItems [Line Items]
Estimated quantities of live animals	4,866	4,885